6. PROPERTY PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2024
Notes
6. PROPERTY PLANT & EQUIPMENT

6.PROPERTY PLANT & EQUIPMENT

	As of	As of
	December 31,	December 31,
	2024	2023
Property Plant & Equipment:
Computers and equipment	$103,746	$77,768
Accumulated depreciation	(60,763)	(46,436)
Net computers and equipment	42,983	31,332
Furniture and fixtures	4,146	-
Accumulated depreciation	(69)	-
Net furniture and fixtures	4,077	-
Vehicles	202,927	-
Accumulated depreciation	(6,577)	-
Net vehicles	196,351	-
Leasehold improvements	59,410	-
Accumulated depreciation	(1,226)	-
Net leasehold improvements	58,184	-
Business equipment	117,751	-
Accumulated depreciation	(2,651)	-
Net business equipment	115,100	-
Total Property Plant & Equipment (PPE), net	$416,695	$31,332

ZenaTech acquired computers for $21,269, furniture and fixtures $4,146 and made leasehold improvements for $59,410 during 2024. These assets are depreciated over 5-15 years using straight line depreciation.

ZenaTech also acquired three vehicles for $202,927 USD or $291,911 and bought business equipment for $117,751 USD or $169,385 during 2024.  These assets are depreciated over 6-years using straight line depreciation.

PPE had a currency loss of $(11,734) and accumulated depreciation expense had a foreign currency gain of $3,157 for the year ended December 31, 2024.

PPE had a currency loss of $(985) and accumulated depreciation expense had a foreign currency loss of $(301) for the year ended December 31, 2023.